Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,045,655	$ 949,538
IRELAND
Segment Reporting Information [Line Items]
Assets	384,688	418,098
Rest of Europe
Segment Reporting Information [Line Items]
Assets	237,738	173,668
UNITED STATES
Segment Reporting Information [Line Items]
Assets	388,274	329,971
Other
Segment Reporting Information [Line Items]
Assets	$ 34,955	$ 27,801